Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Asic Design [Member] | Minimum [Member]
Commitments and contingencies
Standard assurance type warrant term	3 months
Asic Design [Member] | Maximum [Member]
Commitments and contingencies
Standard assurance type warrant term	6 months
Application Specific Integrated Circuit [Member]
Commitments and contingencies
Standard assurance type warrant term	24 months
Asic Production [Member] | Application Specific Integrated Circuit [Member]
Commitments and contingencies
Liability recognized for potential warranty claims (in Dollars)